Events After The Reporting Period	12 Months Ended
Dec. 31, 2021
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Events After The Reporting Period
42	EVENTS AFTER THE REPORTING PERIOD
RMB Share Issue
On January
 5,
2022, the Company completed the RMB Share Issue and issued 845,700,000 RMB Shares (before the exercise of the over-allotment option). On
February 9,
2022, the Company further issued 57,067,867 RMB Shares pursuant to the exercise of the over-allotment option. The final number of RMB Shares issued under the RMB Share Issue was 902,767,867 shares, representing 4.22% of the total number of issued shares of the Company immediately after the exercise of the over-allotment option.
Buy back Hong Kong Shares
At the annual general meeting of the Company held on April

29,
2021, the shareholders of the Company granted to the Board of Directors the authority to buy back up to 2,047,548,289 shares listed on the HKEX (the “Hong Kong Shares”). From the balance sheet date to the date of approval of these financial statements, the Company has bought back accumulatively 15,424,000 Hong Kong Shares. Such buy-backs
were financed from the Company’s available cash flow or working capital facilities.
Proposed dividend
After the balance sheet date, the Board of Directors proposed a final dividend for the year ended December 31, 2021. Further details are disclosed in note 38(b)(i).